Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0001484565
Registrant Name	SOLENO THERAPEUTICS INC
Registration File Number	333-276344
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES